Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Outstanding capital commitments	¥ 10,000
Loss Contingency estimated	¥ 20,000